OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
OTHER NON-CURRENT LIABILITIES
Summary of other non current liabilities

	As of	As of
	December 31,	June 30,
	2025	2026
	RMB’000	RMB’000
Government grants received with conditions	7,720	24,994